UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-21735
Investment Company Act File Number
Eaton Vance Tax-Managed Buy-Write Opportunities Fund
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
December 31
Date of Fiscal Year End
March 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance
Tax-Managed Buy-Write Opportunities Fund
March 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 101.9%

Security	Shares	Value
Aerospace & Defense — 1.5%
General Dynamics Corp.	24,734	$1,893,635
Honeywell International, Inc.	77,664	4,637,317
Huntington Ingalls Industries, Inc.(1)	7,160	297,160
Northrop Grumman Corp.	42,963	2,694,210
Rockwell Collins, Inc.	57,076	3,700,237

		$13,222,559

Air Freight & Logistics — 0.8%
CH Robinson Worldwide, Inc.	65,295	$4,840,318
FedEx Corp.	25,782	2,411,906

		$7,252,224

Airlines — 0.2%
Southwest Airlines Co.	113,554	$1,434,187

		$1,434,187

Auto Components — 0.5%
Dana Holding Corp.(1)	77,289	$1,344,056
Johnson Controls, Inc.	71,926	2,989,964

		$4,334,020

Automobiles — 0.2%
Ford Motor Co.(1)	96,775	$1,442,915

		$1,442,915

Beverages — 1.5%
Coca-Cola Co. (The)	121,649	$8,071,411
Coca-Cola Enterprises, Inc.	38,080	1,039,584
Hansen Natural Corp.(1)	12,788	770,221
PepsiCo, Inc.	60,412	3,891,137

		$13,772,353

Biotechnology — 4.0%
Amgen, Inc.(1)	148,198	$7,921,183
Biogen Idec, Inc.(1)	73,319	5,380,882
BioMarin Pharmaceutical, Inc.(1)	23,822	598,647
Celgene Corp.(1)	131,876	7,586,826
Enzon Pharmaceuticals, Inc.(1)	85,000	926,500
Genzyme Corp.(1)	55,620	4,235,463
Gilead Sciences, Inc.(1)	169,625	7,198,885
Onyx Pharmaceuticals, Inc.(1)	18,445	648,895
Regeneron Pharmaceuticals, Inc.(1)	35,018	1,573,709

		$36,070,990

Capital Markets — 1.8%
Affiliated Managers Group, Inc.(1)	12,769	$1,396,546
Charles Schwab Corp. (The)	82,868	1,494,110
Franklin Resources, Inc.	16,853	2,107,973
Goldman Sachs Group, Inc. (The)	28,754	4,556,646
Invesco, Ltd.	78,614	2,009,374
Morgan Stanley	53,096	1,450,583
T. Rowe Price Group, Inc.	50,995	3,387,088

		$16,402,320

Security	Shares	Value
Chemicals — 1.2%
Air Products and Chemicals, Inc.	42,810	$3,860,606
E.I. Du Pont de Nemours & Co.	63,024	3,464,429
PPG Industries, Inc.	41,446	3,946,074

		$11,271,109

Commercial Banks — 2.0%
Banco Bilbao Vizcaya Argentaria SA ADR	30,654	$367,848
Banco Santander Central Hispano SA ADR	79,716	934,272
Fifth Third Bancorp	100,126	1,389,749
HSBC Holdings PLC ADR	4,987	258,327
Royal Bank of Canada	38,716	2,399,230
Toronto-Dominion Bank	21,736	1,925,592
Wells Fargo & Co.	329,450	10,443,565

		$17,718,583

Commercial Services & Supplies — 0.5%
Avery Dennison Corp.	21,451	$900,084
Waste Management, Inc.	88,630	3,309,444

		$4,209,528

Communications Equipment — 5.0%
Brocade Communications Systems, Inc.(1)	237,983	$1,463,596
Cisco Systems, Inc.	698,939	11,986,804
QUALCOMM, Inc.	463,311	25,403,342
Research In Motion, Ltd.(1)	116,888	6,612,354

		$45,466,096

Computers & Peripherals — 12.2%
Apple, Inc.(1)	279,186	$97,282,362
Dell, Inc.(1)	344,927	5,004,891
EMC Corp.(1)	161,078	4,276,621
Hewlett-Packard Co.	86,682	3,551,361

		$110,115,235

Construction & Engineering — 0.1%
Fluor Corp.	18,843	$1,387,975

		$1,387,975

Consumer Finance — 0.8%
American Express Co.	79,374	$3,587,705
Capital One Financial Corp.	10,757	558,934
Discover Financial Services	111,831	2,697,363

		$6,844,002

Distributors — 0.1%
Genuine Parts Co.	21,482	$1,152,295

		$1,152,295

Diversified Financial Services — 2.8%
Bank of America Corp.	365,187	$4,867,943
Citigroup, Inc.(1)	988,064	4,367,243
CME Group, Inc.	7,734	2,332,188
JPMorgan Chase & Co.	247,020	11,387,622
Moody’s Corp.	58,952	1,999,062

		$24,954,058

Diversified Telecommunication Services — 2.0%
AT&T, Inc.	261,076	$7,988,926
Frontier Communications Corp.	550,652	4,526,359
Verizon Communications, Inc.	148,609	5,727,391

		$18,242,676

Security	Shares	Value
Electric Utilities — 0.8%
American Electric Power Co., Inc.	39,722	$1,395,831
Duke Energy Corp.	104,748	1,901,176
Edison International	59,878	2,190,936
FirstEnergy Corp.	39,804	1,476,331

		$6,964,274

Electrical Equipment — 0.6%
Cooper Industries PLC, Class A	9,642	$625,766
Emerson Electric Co.	78,984	4,615,035

		$5,240,801

Electronic Equipment, Instruments & Components — 0.2%
Corning, Inc.	92,838	$1,915,248

		$1,915,248

Energy Equipment & Services — 1.7%
Diamond Offshore Drilling, Inc.	7,438	$577,933
Halliburton Co.	117,191	5,840,799
Schlumberger, Ltd.	95,882	8,941,955

		$15,360,687

Food & Staples Retailing — 1.3%
CVS Caremark Corp.	135,890	$4,663,745
Kroger Co. (The)	70,237	1,683,581
Wal-Mart Stores, Inc.	111,800	5,819,190

		$12,166,516

Food Products — 1.0%
ConAgra Foods, Inc.	139,244	$3,307,045
Green Mountain Coffee Roasters, Inc.(1)	36,611	2,365,436
H.J. Heinz Co.	41,807	2,041,018
Hershey Co. (The)	26,751	1,453,917

		$9,167,416

Gas Utilities — 0.1%
Nicor, Inc.	11,705	$628,559

		$628,559

Health Care Equipment & Supplies — 1.7%
Baxter International, Inc.	48,119	$2,587,359
Boston Scientific Corp.(1)	168,731	1,213,176
Covidien PLC	25,801	1,340,104
Edwards Lifesciences Corp.(1)	11,063	962,481
Immucor, Inc.(1)	13,694	270,867
Intuitive Surgical, Inc.(1)	14,060	4,688,448
Masimo Corp.	16,253	537,974
Medtronic, Inc.	44,756	1,761,149
Stryker Corp.	35,313	2,147,030

		$15,508,588

Health Care Providers & Services — 1.7%
AmerisourceBergen Corp.	66,130	$2,616,103
CIGNA Corp.	36,534	1,617,726
DaVita, Inc.(1)	7,275	622,085
Fresenius Medical Care AG & Co. KGaA ADR	27,051	1,826,483
LifePoint Hospitals, Inc.(1)	45,423	1,825,096
Lincare Holdings, Inc.	21,879	648,931
McKesson Corp.	7,813	617,618
Quest Diagnostics, Inc.	19,665	1,135,064
Tenet Healthcare Corp.(1)	60,215	448,602

Security	Shares	Value
UnitedHealth Group, Inc.	79,007	$3,571,116
VCA Antech, Inc.(1)	11,686	294,253

		$15,223,077

Hotels, Restaurants & Leisure — 1.9%
International Game Technology	56,626	$919,040
Marriott International, Inc., Class A	74,008	2,633,205
McDonald’s Corp.	73,784	5,614,225
Starwood Hotels & Resorts Worldwide, Inc.	39,775	2,311,723
Yum! Brands, Inc.	104,604	5,374,553

		$16,852,746

Household Durables — 0.7%
Pulte Group, Inc.(1)	35,360	$261,664
Stanley Black & Decker, Inc.	56,752	4,347,203
Whirlpool Corp.	25,281	2,157,986

		$6,766,853

Household Products — 0.8%
Clorox Co. (The)	41,339	$2,896,624
Colgate-Palmolive Co.	15,796	1,275,685
Procter & Gamble Co.	54,796	3,375,433

		$7,547,742

Industrial Conglomerates — 1.2%
3M Co.	60,746	$5,679,751
General Electric Co.	256,165	5,136,108

		$10,815,859

Insurance — 2.4%
ACE, Ltd.	35,393	$2,289,927
Aflac, Inc.	37,577	1,983,314
AON Corp.	6,626	350,913
Arthur J. Gallagher & Co.	57,247	1,740,881
AXA SA ADR	21,788	456,241
Berkshire Hathaway, Inc., Class B(1)	25,984	2,173,042
Marsh & McLennan Cos., Inc.	83,378	2,485,498
MetLife, Inc.	39,437	1,764,017
Travelers Companies, Inc. (The)	95,770	5,696,400
Unum Group	81,297	2,134,046
Willis Group Holdings PLC	14,526	586,269

		$21,660,548

Internet & Catalog Retail — 1.6%
Amazon.com, Inc.(1)	80,819	$14,557,926

		$14,557,926

Internet Software & Services — 4.6%
Akamai Technologies, Inc.(1)	23,348	$887,224
eBay, Inc.(1)	207,226	6,432,295
Google, Inc., Class A(1)	42,819	25,100,926
VeriSign, Inc.	121,055	4,383,402
Yahoo! Inc.(1)	276,679	4,606,705

		$41,410,552

IT Services — 2.4%
Alliance Data Systems Corp.(1)	15,553	$1,335,847
Cognizant Technology Solutions Corp., Class A(1)	97,645	7,948,303
Fidelity National Information Services, Inc.	75,465	2,466,951
International Business Machines Corp.	46,647	7,606,726
MasterCard, Inc., Class A	4,808	1,210,270
Visa, Inc., Class A	16,517	1,215,982

		$21,784,079

Security	Shares	Value
Leisure Equipment & Products — 0.4%
Mattel, Inc.	146,985	$3,664,336

		$3,664,336

Life Sciences Tools & Services — 0.4%
Illumina, Inc.(1)	37,347	$2,616,904
PerkinElmer, Inc.	23,065	605,918

		$3,222,822

Machinery — 1.7%
Caterpillar, Inc.	42,387	$4,719,792
Dover Corp.	40,339	2,651,886
Eaton Corp.	53,938	2,990,323
Ingersoll-Rand PLC	27,231	1,315,530
PACCAR, Inc.	52,767	2,762,352
Titan International, Inc.	49,164	1,308,254

		$15,748,137

Media — 3.8%
CBS Corp., Class B	151,072	$3,782,843
Comcast Corp., Class A	472,458	11,679,162
DIRECTV, Class A(1)	76,065	3,559,842
McGraw-Hill Cos., Inc. (The)	61,443	2,420,854
Omnicom Group, Inc.	65,134	3,195,474
Walt Disney Co. (The)	229,137	9,873,513

		$34,511,688

Metals & Mining — 0.5%
Newmont Mining Corp.	39,318	$2,145,976
Nucor Corp.	26,584	1,223,396
United States Steel Corp.	24,579	1,325,791

		$4,695,163

Multi-Utilities — 1.1%
CMS Energy Corp.	268,741	$5,278,073
Public Service Enterprise Group, Inc.	157,343	4,957,878

		$10,235,951

Multiline Retail — 1.2%
Dollar Tree, Inc.(1)	17,723	$983,981
Macy’s, Inc.	171,516	4,160,978
Nordstrom, Inc.	28,152	1,263,462
Target Corp.	92,542	4,628,025

		$11,036,446

Oil, Gas & Consumable Fuels — 6.9%
Alpha Natural Resources, Inc.(1)	32,266	$1,915,632
Chevron Corp.	106,575	11,449,352
ConocoPhillips	114,202	9,120,172
EOG Resources, Inc.	16,208	1,920,810
Exxon Mobil Corp.	232,160	19,531,621
Hess Corp.	39,495	3,365,369
Occidental Petroleum Corp.	39,859	4,164,867
Patriot Coal Corp.(1)	49,339	1,274,426
Peabody Energy Corp.	37,062	2,666,982
Petrohawk Energy Corp.(1)	38,720	950,189
Suncor Energy, Inc.	33,674	1,509,942
Williams Cos., Inc.	150,563	4,694,554

		$62,563,916

Paper & Forest Products — 0.2%
MeadWestvaco Corp.	56,858	$1,724,503

		$1,724,503

Security	Shares	Value
Personal Products — 0.5%
Estee Lauder Cos., Inc., Class A	51,118	$4,925,731

		$4,925,731

Pharmaceuticals — 4.0%
Abbott Laboratories	111,733	$5,480,504
Bristol-Myers Squibb Co.	172,466	4,558,276
Eli Lilly & Co.	31,684	1,114,326
Johnson & Johnson	113,779	6,741,406
Merck & Co., Inc.	184,299	6,083,710
Pfizer, Inc.	493,935	10,031,820
Shire PLC ADR	26,421	2,301,269

		$36,311,311

Professional Services — 0.4%
Equifax, Inc.	17,082	$663,636
Robert Half International, Inc.	97,492	2,983,255

		$3,646,891

Real Estate Investment Trusts (REITs) — 0.7%
Apartment Investment & Management Co., Class A	35,696	$909,177
AvalonBay Communities, Inc.	2,209	265,257
Plum Creek Timber Co., Inc.	14,401	628,028
ProLogis	31,352	501,005
Simon Property Group, Inc.	39,276	4,208,816

		$6,512,283

Road & Rail — 0.7%
CSX Corp.	11,529	$906,180
Kansas City Southern(1)	34,036	1,853,260
Norfolk Southern Corp.	17,633	1,221,438
Ryder System, Inc.	12,392	627,035
Union Pacific Corp.	20,249	1,991,084

		$6,598,997

Semiconductors & Semiconductor Equipment — 5.0%
Applied Materials, Inc.	254,460	$3,974,665
ASML Holding NV ADR(1)	34,278	1,525,371
Atheros Communications, Inc.(1)	76,210	3,402,777
Cirrus Logic, Inc.(1)	144,051	3,029,393
Cree, Inc.(1)	44,440	2,051,350
Cypress Semiconductor Corp.(1)	135,761	2,631,048
First Solar, Inc.(1)	21,906	3,523,361
Intel Corp.	749,477	15,116,951
KLA-Tencor Corp.	43,060	2,039,752
Maxim Integrated Products, Inc.	33,635	861,056
Microchip Technology, Inc.	25,015	950,820
Micron Technology, Inc.(1)	193,704	2,219,848
National Semiconductor Corp.	30,874	442,733
ON Semiconductor Corp.(1)	149,333	1,473,917
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	95,083	1,158,111
Tessera Technologies, Inc.(1)	50,120	915,191

		$45,316,344

Software — 8.0%
Adobe Systems, Inc.(1)	155,416	$5,153,595
Check Point Software Technologies, Ltd.(1)	69,443	3,545,065
Concur Technologies, Inc.(1)	69,247	3,839,746
Electronic Arts, Inc.(1)	122,973	2,401,663
Microsoft Corp.	1,094,147	27,747,568
Oracle Corp.	675,429	22,539,066
Red Hat, Inc.(1)	57,959	2,630,759

Security	Shares	Value
Symantec Corp.(1)	207,251	$3,842,433
TiVo, Inc.(1)	42,923	376,005

		$72,075,900

Specialty Retail — 1.7%
Advance Auto Parts, Inc.	40,120	$2,632,674
American Eagle Outfitters, Inc.	47,505	754,855
Best Buy Co., Inc.	42,452	1,219,221
Gap, Inc. (The)	81,861	1,854,970
Lowe’s Companies, Inc.	61,537	1,626,423
Staples, Inc.	249,970	4,854,417
Tiffany & Co.	39,926	2,453,054

		$15,395,614

Textiles, Apparel & Luxury Goods — 0.4%
Hanesbrands, Inc.(1)	33,949	$917,981
NIKE, Inc., Class B	36,816	2,786,971

		$3,704,952

Tobacco — 1.0%
Altria Group, Inc.	69,562	$1,810,699
Philip Morris International, Inc.	114,950	7,544,168

		$9,354,867

Trading Companies & Distributors — 0.5%
Fastenal Co.	63,331	$4,105,749

		$4,105,749

Wireless Telecommunication Services — 0.9%
Millicom International Cellular SA	34,286	$3,297,285
Rogers Communications, Inc., Class B	34,594	1,259,222
Vodafone Group PLC ADR	114,218	3,283,767

		$7,840,274

Total Common Stocks — 101.9% (identified cost $643,142,594)		$922,056,471

Call Options Written — (2.2)%

	Number	Strike	Expiration
Description	of Contracts	Price	Date	Value
NASDAQ 100 Index	1,490	$2,300	4/16/11	$(8,701,600)
S&P 500 Index	595	1,295	4/16/11	(2,213,400)
S&P 500 Index	1,550	1,305	4/16/11	(4,433,000)
S&P 500 Index	1,070	1,310	4/16/11	(2,717,800)
S&P 500 Index	645	1,315	4/16/11	(1,406,100)

Total Call Options Written (premiums received $10,241,767)				$(19,471,900)

Other Assets, Less Liabilities — 0.3%				$2,169,478

Net Assets — 100.0%				$904,754,049

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$643,091,169

Gross unrealized appreciation	$294,350,784
Gross unrealized depreciation	(15,385,482)

Net unrealized appreciation	$278,965,302

Written call options activity for the fiscal year to date ended March 31, 2011 was as follows:

	Number of	Premiums
	Contracts	Received
Outstanding, beginning of period	5,865	$13,595,873
Options written	16,745	34,352,243
Options terminated in closing purchase transactions	(16,670)	(36,918,905)
Options expired	(590)	(787,444)

Outstanding, end of period	5,350	$10,241,767

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At March 31, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund generally intends to write index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At March 31, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $19,471,900.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2011, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks	$922,056,471	$—	$—	$922,056,471

Total Investments	$922,056,471	$—	$—	$922,056,471

Liability Description

Call Options Written	$(19,471,900)	$—	$—	$(19,471,900)

Total	$(19,471,900)	$—	$—	$(19,471,900)

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At March 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Tax-Managed Buy-Write Opportunities Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date: May 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date: May 25, 2011

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: May 25, 2011